Installment Payment Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Lessor Disclosure [Abstract]
Summary of Sales Type Lease Net Investment In Lease Before Allowance For Credit Loss
Installment payment receivables relating to the installment payments for vehicles and batteries from customers consisted of the following:

	As of December 31,
	2023	2024
Current portion of installment payment receivables, net	1,881,755	2,558,756
Non-current portion of installment payment receivables, net	3,027,795	4,448,416

Total	4,909,550	7,007,172

Summary of Sales Type Net Investment In Lease Gross Allowance For Credit Loss And Net
Installment payment receivables consisted of the following:

	As of December 31,
	2023	2024
Current portion of installment payment receivables	1,929,463	2,590,645
Non-current portion of installment payment receivables	3,102,488	4,504,348
Allowance for doubtful accounts	(122,401)	(87,821)

Total	4,909,550	7,007,172

Summary of Sales-type and Direct Financing Leases, Lease Receivable, Maturity

Payment maturity analysis of installment payment receivables for vehicles and batteries for each of the next five years and a reconciliation of the gross receivables to the present value are as follows:

As of December 31, 2024
Within 1 year	2,679,103
Between 1 and 2 years	2,203,402
Between 2 and 3 years	1,570,031
Between 3 and 4 years	978,699
Between 4 and 5 years	330,486
Thereafter	206

Total receivables of installment payments	7,761,927

Less: Unrealized finance income	(666,934)

Installment payment receivables, gross	7,094,993
Less: Allowance for installment payment receivables	(87,821)

Installment payment receivables, net	7,007,172